Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule Of Earnings Per Share, Basic And Diluted

	2013	2012	2011
	(Dollars in thousands, except per share amounts)
Net income	$69,340	$74,513	$38,403
Income allocated to participating securities	(205)	(69)	--
Net income available to common stockholders	$69,135	$74,444	$38,403

Average common shares outstanding	144,638,458	157,704,473	162,432,315
Average committed ESOP shares outstanding	208,698	208,505	192,959
Total basic average common shares outstanding	144,847,156	157,912,978	162,625,274

Effect of dilutive restricted stock	--	--	2,747
Effect of dilutive stock options	853	3,422	4,644

Total diluted average common shares outstanding	144,848,009	157,916,400	162,632,665

Net EPS:
Basic	$0.48	$0.47	$0.24
Diluted	$0.48	$0.47	$0.24

Antidilutive stock options and restricted stock,
excluded from the diluted average common shares
outstanding calculation	2,430,629	1,308,925	898,415